Leases - Summary of Consolidated Statement of Financial Position Amounts Relating to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Right Of Use Assets [Line Items]
Right-of-use assets	$ 158,448	$ 38,103
Lease liabilities
Non-current	126,516	23,883
Current	16,703	6,261
Total	143,219	30,144
Land and Buildings
Right Of Use Assets [Line Items]
Right-of-use assets	127,773	23,153
Plant and Machinery
Right Of Use Assets [Line Items]
Right-of-use assets	$ 30,675	$ 14,950